NET FINANCIAL EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Interest income from bank deposits	€ 610	€ 1,690	€ 1,445
Other interest income and financial income	517	4,116	677
Interest income and other financial income	1,127	5,806	2,122
Total financial income	67,005	72,192	54,824
Capitalized borrowing costs	2,591	2,671	2,884
Other interest and financial expenses	(3,258)	(2,427)	(1,046)
Interest expenses and other financial expenses	(667)	244	1,838
Interest expenses from banks	(14,330)	(27,432)	(21,486)
Interest and other finance costs on bonds and notes	(20,116)	(20,703)	(12,386)
Write-downs of financial receivables	(9,502)	(4,739)	(3,326)
Other financial expenses	(14,580)	(13,949)	(8,494)
Total financial expenses	(59,195)	(66,579)	(43,854)
Net expenses from derivative financial instruments and foreign currency exchange rate differences	(27,652)	(26,392)	(15,659)
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences	(86,847)	(92,971)	(59,513)
Net financial expenses	(49,092)	(42,082)	(23,563)
Repurchase price and premium incurred, as well as previously unamortized issuance costs		8,142
Industrial companies
Disclosure of detailed information about financial instruments [line items]
Total financial income	1,127	5,806	2,122
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences	(50,219)	(47,888)	(25,685)
Net financial expenses	(49,092)	(42,082)	(23,563)
Financial services companies
Disclosure of detailed information about financial instruments [line items]
Total financial income	65,878	66,386	52,702
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences	€ (36,628)	€ (45,083)	€ (33,828)